UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                   Maxim MFS(R) International Growth Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim MFS(R) International Growth Portfolio



For stock investors, 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid gains for the year. During the 12-month period, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits, and war in Iraq -- and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the last quarter of 2004, oil prices retreated, investors seemed to adopt a less negative view of other broad economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year. At MFS(R), we believed that as the year came to a close the global economy was still in the midst of a sustainable broad-based recovery. Over the 12 months ended December 31, 2004, the euro, the yen, the pound, and most other floating currencies appreciated against the U.S. dollar. Among major developed-nation currencies, the euro experienced the strongest rise. For dollar-based investors in non-U.S. firms, currency movement thus helped stock performance as profits in overseas stocks were converted back into dollars. Relative to the portfolio's benchmark, the MSCI EAFE Index, utilities and communications, health care, and leisure were the portfolio's weakest-performing sectors over the period. Stock selection in the utilities and communications area was a detriment to relative performance. The portfolio's holdings in Japanese cellular operator KDDI and Brasil Telecom were significant detractors within the sector. Stock selection and, to a lesser extent, a relative overweighting held back performance in the health care sector. U.K.-based pharmaceutical giant AstraZeneca was the largest detractor in the sector. Stock selection in the leisure area dragged on relative results as well. U.K. satellite television broadcaster British Sky Broadcasting was the most significant detractor in the sector, and we sold our position during the period. Our position in U.K.-headquartered financial services company AMVESCAP also held back relative returns. The portfolio's cash position also detracted from relative performance. As with nearly all mutual funds, this portfolio holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose sharply, holdings any cash hurt performance against our benchmark, the MSCI EAFE Index, which has no cash position. During the reporting period, shifts in currency valuations were a significant contributor to performance relative to the benchmark. The base currency of the portfolio is U.S. dollars and the performance of the portfolio and its benchmark are presented in terms of this currency. Nevertheless, specific holdings of the portfolio and benchmark may be denominated in different currencies and, therefore, present the possibility of currency depreciation or appreciation. Because the exposures of the portfolio and the benchmark to foreign currency movements may differ, from time to time, these movements may have a material impact on relative performance. Relative to the portfolio's benchmark, the MSCI EAFE Index, financial services, retailing, and basic materials were the portfolio's strongest-performing sectors over the period. In all three sectors, stock selection was the key contributor to relative outperformance. In the financial services sector, top performing holdings included OTP Bank in Hungary, Erste Bank in Austria, and Australian insurer QBE Insurance Group. In the retailing sector, several fashion purveyors were among the portfolio's top contributors to relative performance, including Hong Kong-headquartered Esprit Holdings and Stockholm-based Hennes & Mauritz. Our position in Companhia Vale Do Rio Doce
(CVRD) in Brazil, the world's largest miner of iron ore, helped results in the basic materials sector. The portfolio's holding in U.K.-based conglomerate Reckitt Benckiser, one of the world's largest suppliers of cleaning products, was also a strong contributor to relative performance.




             Maxim MFS(R) International     Morgan Stanley Capital International
                 Growth Portfolio         Europe, Australasia, Far East Index

    5/21/2003        10,000.00                         10,000.00
   12/31/2003        12,589.00                         13,376.00
   12/31/2004        15,052.67                         15,415.44



Maxim MFS(R) International Growth Portfolio
Total Return -

One Year:                  19.57%

Since Inception:           27.81%



Portfolio Inception:       5/21/03


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim MFS(R) International Growth Portfolio, made at its inception, with the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MFS(R) International Growth Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS(R) International Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Year Ended
December 31, 2004 and the Period from May
21, 2003 (inception) to December 31, 2003

Maxim MFS(R) International Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            194,005,464
      Cash denominated in foreign currencies (2)                                                                    193,458
      Dividends receivable                                                                                          351,552
      Subscriptions receivable                                                                                      391,197
      Receivable for investments sold                                                                               416,532
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              195,358,203
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     191,315
      Redemptions payable                                                                                         1,701,468
      Payable to custodian                                                                                          355,214
      Payable for investments purchased                                                                              46,074
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           2,294,071
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            193,064,132
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,420,941
      Additional paid-in capital                                                                                146,854,228
      Net unrealized appreciation on investments                                                                 42,852,267
      Undistributed net investment income                                                                          (362,310)
      Accumulated net realized gain on investments                                                                2,299,006
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            193,064,132
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  13.59
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                14,209,409

(1)  Cost of investments in securities:                                                            $            151,153,198
(2)  Cost of cash denominated in foreign currencies:                                                                193,457

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $                 60,433
      Dividends                                                                                                  3,625,300
      Foreign withholding tax                                                                                     (430,334)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               3,255,399
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            2,052,841
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            1,202,558
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                          15,398,085
      Change in net unrealized appreciation on investments                                                      15,381,132
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments                                                           30,779,217
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $             31,981,775
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.


MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

                                                                                             2004                 2003
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                          $         1,202,558    $       121,860
      Net realized gain on investments                                                        15,398,085          3,338,932
      Change in net unrealized appreciation on investments                                    15,381,132         27,471,135
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase in net assets resulting from operations                                    31,981,775         30,931,927
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                              (1,564,868)          (143,787)
      From net realized gains                                                                (13,933,764)        (2,482,320)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Total distributions                                                                    (15,498,632)        (2,626,107)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                       77,795,885        167,804,994
      Reinvestment of distributions                                                           15,498,632          2,626,107
      Redemptions of shares                                                                  (83,609,526)       (31,840,923)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase in net assets resulting from share transactions                             9,684,991        138,590,178
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Total increase in net assets                                                            26,168,134        166,895,998

NET ASSETS:
      Beginning of period                                                                    166,895,998                  0
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      End of period  (1)                                                             $       193,064,132    $   166,895,998
                                                                                       ==================     ==============
                                                                                       ==================     ==============

OTHER INFORMATION:

SHARES:
      Sold                                                                                     6,022,728         16,110,784
      Issued in reinvestment of distributions                                                  1,170,076            221,053
      Redeemed                                                                                (6,464,716)        (2,850,516)
                                                                                       ------------------     --------------
                                                                                       ------------------     --------------

      Net increase                                                                               728,088         13,481,321
                                                                                       ==================     ==============
                                                                                       ==================     ==============

(1) Including undistributed net investment income                                    $          (362,310)   $


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MFS(R) INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                               Year Ended December 31, Period Ended December 31,
                                                                               ---------------------------------------------
                                                                               --------------------    -----------------
                                                                                      2004                  2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------


Net Asset Value, Beginning of Period                                         $               12.38   $            10.00

Income from Investment Operations

Net investment income                                                                         0.09                 0.01
Net realized and unrealized gain                                                              2.30                 2.57
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       2.39                 2.58
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.12)               (0.01)
From net realized gains                                                                      (1.06)               (0.19)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                          (1.18)               (0.20)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               13.59   $            12.38
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                19.57%               25.89%  o

Net Assets, End of Period ($000)                                             $             193,064   $          166,896

Ratio of Expenses to Average Net Assets                                                      1.20%                1.20%  *

Ratio of Net Investment Income to Average Net Assets                                         0.70%                0.15%  *

Portfolio Turnover Rate                                                                     56.99%                5.56%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim MFS(R) International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $94,849,298 and $101,558,439 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $151,935,162. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $43,408,191 and gross depreciation of securities in which there was an excess of tax cost over value of $1,337,889 resulting in net appreciation of $42,070,302.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                          12,861,349          2,626,107
          Long-term capital gain                                                    2,637,283                  0
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   15,498,632          2,626,107
                                                                              ================    ===============


       As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                    1,061,009
      Undistributed capital gains                                                                      1,657,651
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                         2,718,660
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      42,070,303
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           44,788,963
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and PFICs. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. TAX INFORMATION (unaudited)

       The Portfolio intends to pass through foreign tax credits of $430,334 and has derived gross income from sources within foreign countries amounting to $3,018,647.

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2004, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim MFS(R) International Growth Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 1.92%
    109,000 Bridgestone Corp                                           2,170,001
     50,000 NOK Corp                                                   1,566,312
                                                                      $3,736,313
AUTOMOBILES --- 2.91%
     63,240 Bayerische Motoren Werke AG                                2,853,838
     69,000 Toyota Motor Corp                                          2,807,944
                                                                      $5,661,782
BROADCAST/MEDIA --- 1.86%
     39,180 Grupo Televisa SA                                          2,370,390
      2,477 News Corp Inc*                                                55,092
     28,353 Societe Television Francaise 1                               923,005
     16,400 Tokyo Broadcasting System Inc                                267,438
                                                                      $3,615,925
BUILDING MATERIALS --- 0.30%
     54,000 Asahi Glass Co Ltd*                                          595,491
                                                                        $595,491
CHEMICALS --- 6.48%
     27,080 Air Liquide                                                5,005,955
     49,400 Nitto Denko Corp                                           2,709,359
    285,000 Sekisui Chemical Co                                        2,083,195
      9,060 Syngenta AG                                                  962,491
    389,000 Toray Industries Inc                                       1,822,192
                                                                     $12,583,192
COMMUNICATIONS - EQUIPMENT --- 1.74%
  1,060,630 Ericsson LM Class B*                                       3,383,597
                                                                      $3,383,597
COMPUTER SOFTWARE & SERVICES --- 0.57%
     44,330 Business Objects SA*                                       1,119,548
                                                                      $1,119,548
ELECTRIC COMPANIES --- 1.18%
     90,490 Iberdrola SA                                               2,300,073
                                                                      $2,300,073
ELECTRONIC INSTRUMENT & EQUIP --- 3.50%
     27,000 Kyocera Corp                                               2,078,950
     31,800 Murata Manufacturing Co Ltd                                1,778,218
     13,490 Samsung Electronics                                        2,947,565
                                                                      $6,804,733
FINANCIAL SERVICES --- 0.80%
     82,530 Irish Life & Permanent PLC                                 1,548,069
                                                                      $1,548,069
FOOD & BEVERAGES --- 1.80%
    207,150 Diageo PLC                                                 2,958,942
      5,700 Groupe Danone*                                               526,470
                                                                      $3,485,412
FOREIGN BANKS --- 14.20%
    180,540 Banco Bilbao Vizcaya Argentaria SA                         3,202,457
    103,881 Credit Agricole SA                                         3,134,646
    171,900 DBS Bank Ltd                                               1,695,412
    126,600 Depfa Bank PLC*                                            2,125,201
     69,260 Erste Bank der Oesterreichischen Sparkassen  AG            3,699,605
     42,890 ORP Bank RT                                                2,616,290
     85,470 Royal Bank of Scotland Group PLC                           2,874,924
    408,000 Shinsei Bank Ltd                                           2,779,194
     52,440 UBS AG                                                     4,397,286
    120,100 United Overseas Bank Ltd                                   1,015,303
                                                                     $27,540,318
GOLD, METALS & MINING --- 0.85%
     56,550 Companhia Vale do Rio Doce ADR                             1,640,516
                                                                      $1,640,516
HEALTH CARE RELATED --- 1.49%
     38,660 Schering AG                                                2,890,699
                                                                      $2,890,699
HOUSEHOLD GOODS --- 3.83%
    245,370 Reckitt Benckiser PLC                                      7,424,313
                                                                      $7,424,313
INSURANCE RELATED --- 4.87%
    160,070 AXA                                                        3,955,516
    204,398 QBE Insurance Group Ltd                                    2,459,494
    133,880 Riunione Adriatica di Sicurta SpA                          3,028,087
                                                                      $9,443,097
INVESTMENT BANK/BROKERAGE FIRM --- 1.17%
    368,500 Amvescap PLC                                               2,267,483
                                                                      $2,267,483
LEISURE & ENTERTAINMENT --- 1.76%
    313,900 William Hill PLC                                           3,405,010
                                                                      $3,405,010
MACHINERY --- 2.19%
     60,931 Schneider SA                                               4,240,408
                                                                      $4,240,408
MANUFACTURING --- 3.91%
     74,790 Atlas Copco AB Class A                                     3,376,320
    104,440 Sandvik AB                                                 4,211,924
                                                                      $7,588,244
MEDICAL PRODUCTS --- 1.25%
      4,250 Straumann Holdings AG                                        882,068
     13,760 Synthes Inc*                                               1,542,872
                                                                      $2,424,940
MISCELLANEOUS --- 0.48%
    111,400 Bunzl PLC                                                   930,364
                                                                        $930,364
OFFICE EQUIPMENT & SUPPLIES --- 2.09%
     75,000 Canon Inc                                                  4,047,526
                                                                      $4,047,526
OIL & GAS --- 4.41%
  2,184,500 CNOOC Ltd                                                  1,173,374
     50,160 EnCana Corp                                                2,863,535
     20,650 Total Fina Elf                                             4,510,610
                                                                      $8,547,519
PHARMACEUTICALS --- 7.32%
     78,250 AstraZeneca Group PLC                                      2,831,876
    144,300 Chugai Pharmaceutical Co Ltd                               2,385,520
     46,220 Novartis AG                                                2,329,088
     38,830 Roche Holding AG                                           4,470,009
     27,240 Sanofi-Aventis                                             2,177,127
                                                                     $14,193,620
PRINTING & PUBLISHING --- 1.62%
    140,660 Reed Elsevier NV                                           1,917,657
    144,030 Yell Group PLC                                             1,217,393
                                                                      $3,135,050
RAILROADS --- 1.40%
     44,320 Canadian National Railway Co                               2,714,600
                                                                      $2,714,600
RETAIL --- 5.81%
    268,000 Esprit Holdings Ltd                                        1,620,544
     93,990 Hennes & Mauritz AB Class B                                3,274,248
    688,159 Kingfisher PLC                                             4,089,103
     72,300 Next PLC                                                   2,288,957
                                                                     $11,272,852
SPECIALIZED SERVICES --- 0.78%
     79,260 BOC Group                                                  1,512,582
                                                                      $1,512,582
TELEPHONE & TELECOMMUNICATIONS --- 9.19%
     11,590 America Movil SA de CV                                       606,737
     48,890 BCE Inc                                                    1,180,068
     29,060 Brasil Telecom Participacoes SA ADR                        1,108,639
  1,844,000 Hutchinson Telecommunications International Ltd*           1,660,684
        310 KDDI                                                       1,669,952
  1,504,057 Singapore Telecommunications Ltd*                          2,192,879
    241,770 Telefonica SA                                              4,554,755
  1,790,520 Vodafone AirTouch PLC                                      4,847,043
                                                                     $17,820,757
TOYS --- 1.77%
     27,300 Nintendo Co Ltd                                            3,428,818
                                                                      $3,428,818
UTILITIES --- 1.98%
    119,430 BG Group PLC                                                 812,846
    739,000 Tokyo Gas Co                                               3,028,984
                                                                      $3,841,830
WATER --- 1.40%
     74,900 Veolia Environnement                                       2,711,142
                                                                      $2,711,142

TOTAL COMMON STOCK --- 96.83%                                       $187,855,823
(Cost $145,003,557)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,150,000 Fannie Mae                                                 6,149,641
                  1.065%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 3.17%                                $6,149,641
(Cost $6,149,641)

TOTAL MAXIM MFS (R) INTERNATIONAL GROWTH PORTFOLIO --- 100%         $194,005,464
(Cost $151,153,198)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Summary of Investments by Country

Maxim MFS(R) International Growth Portfolio
December 31, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Australia                                         $ 2,459,494                  1.27%
Austria                                             3,699,605                  1.91%
Brazil                                              2,749,155                  1.42%
Canada                                              6,758,203                  3.48%
France                                             28,304,427                 14.59%
Germany                                             5,744,537                  2.96%
Hong Kong                                           4,454,602                  2.30%
Hungary                                             2,616,290                  1.35%
Ireland                                             3,673,270                  1.89%
Italy                                               3,028,087                  1.56%
Japan                                              35,219,094                 18.15%
Korea                                               2,947,565                  1.52%
Mexico                                              2,977,127                  1.53%
Netherlands                                         1,917,657                  0.99%
Singapore                                           4,903,594                  2.53%
Spain                                              10,057,285                  5.18%
Sweden                                             14,246,089                  7.34%
Switzerland                                        14,583,814                  7.52%
United Kingdom                                     37,460,836                 19.31%
United States                                       6,204,733                  3.20%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 194,005,464                100.00%
                                    ==========================   ====================
                                    ==========================   ====================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim MFS International Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)          (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,130.97            $ 6.43

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,019.10            $ 6.09

*Expenses are equal to the Portfolio's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005